PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) building	Dec. 31, 2022 USD ($) building	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 104,605,645	$ 15,166,393	¥ 89,617,316	¥ 59,719,535
Property and equipment, net	¥ 834,771,681		1,045,356,265		$ 121,030,517
Asset Pledged as Collateral
Property Plant And Equipment [Line Items]
Number of properties pledges as collateral	2	2
Property and equipment, net	¥ 270,646,005		¥ 288,313,328		$ 39,239,982